Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 979	$ 1,010
Provision for credit losses
Model changes		(35)
Originations	283	273
Maturities	(327)	(332)
Changes in risk, parameters and exposures	705	250
Write-offs	(440)	(207)
Recoveries	43	65
Exchange rate and other	(78)	(45)
Balance at end of period	1,165	979
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	274	251
Provision for credit losses
Model changes		(17)
Transfers to Stage 1	145	207
Transfers to Stage 2	(33)	(66)
Transfers to Stage 3	(5)	(2)
Originations	239	227
Maturities	(162)	(153)
Changes in risk, parameters and exposures	(178)	(176)
Exchange rate and other	1	3
Balance at end of period	281	274
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	340	352
Provision for credit losses
Model changes		(12)
Transfers to Stage 1	(133)	(207)
Transfers to Stage 2	36	93
Transfers to Stage 3	(57)	(43)
Originations	44	46
Maturities	(165)	(179)
Changes in risk, parameters and exposures	331	289
Exchange rate and other		1
Balance at end of period	396	340
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	365	407
Provision for credit losses
Model changes		(6)
Transfers to Stage 1	(12)
Transfers to Stage 2	(3)	(27)
Transfers to Stage 3	62	45
Changes in risk, parameters and exposures	552	137
Write-offs	(440)	(207)
Recoveries	43	65
Exchange rate and other	(79)	(49)
Balance at end of period	$ 488	$ 365